Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 25, 2016
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Aug. 25, 2016
Document Effective Date	Aug. 25, 2016
Prospectus Date	Aug. 25, 2016
PureFunds® Solactive FinTech ETF | PureFunds Solactive FinTech ETF
Prospectus:
Trading Symbol	FINQ
PureFunds® ETFx HealthTech ETF | PureFunds ETFx HealthTech ETF
Prospectus:
Trading Symbol	IMED